Leases (Tables)	12 Months Ended
Dec. 31, 2015
LEASES [Abstract]
Chartered-in vessels, barges, pushboats and office space
	Charter-in vessels in operation	Charter-in vessels to be delivered	Office space
2016	$92,811	$8,383	$3,086
2017	84,619	23,013	2,721
2018	79,137	23,433	1,770
2019	71,460	23,433	864
2020	60,039	23,497	104
2021 and thereafter	77,171	101,109	—
Total	$465,237	$202,868	$8,545

Chartered-out vessels, barges and pushboats

	Dry bulk vessels	Logistics business
2016	$88,724	$148,102
2017	17,691	57,771
2018	10,715	23,235
2019	10,715	22,515
2020	9,893	11,088
Total minimum revenue, net of commissions	$137,738	$262,711